Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,665	$ 2,689	$ 2,519
Operating losses	1,871	1,249	821
Outside data processing	985	1,034	983
Contract services	978	975	935
Travel and entertainment	$ 692	$ 904	$ 885